Benefit Plans (Changes in Accumulated Benefit Obligation of Postretirement Benefit Plans) (Details) (Postretirement [Member], Post Retirement Health Care Plans [Member], USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. Plans - Postretirement [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at January 1,	$ 115	$ 98
Service cost	2	2	2
Interest cost	5	5	5
Benefits paid	(4)	(4)
Assumption changes	10	11
Actuarial losses (gains)	4	3
Plan changes	0	0
Currency	0	0
Benefit obligation at December 31,	132	115	98
Non-U.S. Plans - Postretirement [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at January 1,	96	99
Service cost	2	2	2
Interest cost	5	5	5
Benefits paid	(5)	(5)
Assumption changes	11	(1)
Actuarial losses (gains)	6	(2)
Plan changes	(3)	0
Currency	1	(2)
Benefit obligation at December 31,	$ 113	$ 96	$ 99